GENERAL	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL
REE Automotive Ltd. was incorporated in Israel on January 16, 2011.
REE Automotive Ltd. has established wholly-owned subsidiaries in the United States, Germany, Japan and the United Kingdom (the “Subsidiaries”). REE Automotive Ltd. and its subsidiaries (the “Company” or “we”) is a development stage company actively executing our business plan and establishing strategic collaborations with industry leaders to expand our industry footprint across segments. We are currently developing full vehicle prototypes with REEcornerTM technology, preparing to commence commercial trials of our P7 Platform.
On February 3, 2021, the Company entered into a merger agreement (the “Merger Agreement”) with 10X Capital Venture Acquisition Corp (“10X Capital”), a Delaware corporation and special purpose acquisition company (“SPAC”), and Spark Merger Sub, Inc., a wholly-owned subsidiary of the Company, pursuant to which Merger Sub merged with and into 10X Capital (the “Merger”). The Merger was consummated on July 22, 2021 (the “Closing Date”) with 10X Capital becoming a wholly-owned subsidiary of the Company, and the securityholders of 10X Capital becoming securityholders of the Company.
The Company became a publicly traded company listed on the Nasdaq Stock Exchange on July 23, 2021, with its ordinary shares and its warrants trading under the ticker symbols “REE” and “REEAW”.